LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Disclosure of basic earnings per ordinary share
	Six months ended on June 30		Three months ended June 30
	2024	2023	2024	2023
Loss for the period	(7,969)	(9,500)	(3,013)	(3,973)
Weighted average of ordinary shares	35,059	33,023	36,224	33,075
Basic loss per ordinary share	(0.227)	(0.288)	(0.083)	(0.120)

Disclosure of diluted earnings per ordinary share
	June 30, 2024	June 30, 2023
Options and unvested RSU issued as part of share-based payment	2,832	3,737